Debt securities	12 Months Ended
Dec. 31, 2024
Disclosure Of Debt Instruments [Abstract]
Debt securities	Debt securities
a) Detail
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Classification
Financial assets held for trading	82,646	62,124	41,403
Non-trading financial assets mandatorily at fair value through profit or loss	447	860	1,134
Financial assets designated at fair value through profit or loss	2,897	3,095	2,542
Financial assets designated at fair value through other comprehensive income	76,558	73,565	75,083
Financial assets at amortised cost	120,949	103,559	73,554
	283,497	243,203	193,716
Type
Spanish government debt securities	56,919	40,321	26,876
Foreign government debt securities	164,747	145,732	121,018
Issued by financial institutions	16,776	14,681	10,176
Other fixed-income securities	44,703	42,294	35,468
Impaired financial assets	701	461	404
Impairment losses	(349)	(286)	(226)
	283,497	243,203	193,716
Currency
Euro	118,456	90,857	63,903
Pound sterling	15,630	9,284	6,732
US dollar	48,189	38,161	37,749
Brazilian real	44,432	46,190	35,841
Other currencies	57,139	58,997	49,717
Debt securities excluding impairment adjustments	283,846	243,489	193,942
Impairment losses	(349)	(286)	(226)
	283,497	243,203	193,716
The increase in the year of the debt securities portfolio under the heading 'Financial assets at fair value with changes in other comprehensive income' is mainly due to the increase in exposure to European Union sovereign debt, as a result of greater activity in the markets business, both its own and for distribution to clients.
Likewise, the increase in the debt securities portfolio under the heading 'Financial assets at amortized cost' is due to the continuation of the strategy started in year 2022 in which two new business models were created for the optimization of excess liquidity and the management of the maturity of the balance sheet credit and deposit portfolios.
At 31 December 2024, 2023 and 2022 the gross exposure by impairment stage of the book assets amounted to EUR 196,514 million, EUR 176,697 million and EUR 148,384 million in stage 1; EUR 597 million, EUR 203 million and EUR 75 million in stage 2, and EUR 701 million, EUR 461 million and EUR 404 million in stage 3, respectively.
In addition, at 31 December 2024, the Group had EUR 44 million of exposure in assets purchased with impairments, which correspond mainly to the business combinations carried out by the Group with any additional impairment signs.
b) Breakdown
The breakdown, by origin of the issuer, of debt securities at 31 December 2024, 2023 and 2022, net of impairment losses, is as follows:

EUR million
	2024				2023				2022
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	1,901	56,919	58,820	20.75%	2,525	40,321	42,846	17.62%	1,015	26,876	27,891	14.40%
United Kingdom	3,077	9,903	12,980	4.58%	2,816	4,748	7,564	3.11%	2,545	3,013	5,558	2.87%
Portugal	3,224	5,138	8,362	2.95%	2,826	4,815	7,641	3.14%	2,572	3,603	6,175	3.19%
Italy	3,072	22,954	26,026	9.18%	2,968	12,945	15,913	6.54%	1,948	8,329	10,277	5.31%
Ireland	4,557	14	4,571	1.61%	5,632	11	5,643	2.32%	6,141	11	6,152	3.18%
Poland	2,472	15,224	17,696	6.24%	2,937	12,482	15,419	6.34%	2,830	9,443	12,273	6.34%
Other European countries	11,593	12,702	24,295	8.57%	9,797	15,495	25,292	10.40%	8,161	9,655	17,816	9.20%
United States	12,475	27,811	40,286	14.21%	8,959	22,992	31,951	13.14%	8,950	22,318	31,268	16.14%
Brazil	12,738	32,645	45,383	16.01%	13,551	32,342	45,893	18.87%	9,201	28,191	37,392	19.30%
Mexico	2,190	20,822	23,012	8.12%	1,969	20,738	22,707	9.34%	481	17,578	18,059	9.32%
Chile	96	6,982	7,078	2.50%	49	11,995	12,044	4.95%	28	10,009	10,037	5.18%
Other American countries	3,336	4,502	7,838	2.76%	2,315	2,546	4,861	2.00%	1,560	5,960	7,520	3.88%
Rest of the world	1,100	6,050	7,150	2.52%	806	4,623	5,429	2.23%	390	2,908	3,298	1.70%
	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%
The detail, by issuer rating, of Debt securities at 31 December 2024, 2023 and 2022 is as follows:

EUR million
	2024				2023				2022
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	16,889	6,440	23,329	8.23%	15,152	7,887	23,039	9.47%	13,481	5,494	18,975	9.80%
AA	16,972	47,254	64,226	22.65%	15,142	36,704	51,846	21.32%	9,542	30,502	40,044	20.67%
A	10,056	87,814	97,870	34.53%	11,175	68,112	79,287	32.60%	10,058	48,341	58,399	30.15%
BBB	8,900	44,483	53,383	18.83%	7,749	39,173	46,922	19.29%	5,181	29,900	35,081	18.11%
Below BBB	5,543	35,675	41,218	14.54%	4,654	34,177	38,831	15.97%	2,974	33,657	36,631	18.91%
Unrated	3,471	—	3,471	1.22%	3,278	—	3,278	1.35%	4,586	—	4,586	2.37%
	61,831	221,666	283,497	100%	57,150	186,053	243,203	100%	45,822	147,894	193,716	100%
During 2024, Portugal's rating for sovereign issuances has been modified from BBB+ to A-. For the years 2023 and 2022, the distribution of the exposure by rating level of the previous table has not been affected by ratings reviews of the sovereign issuers.

The detail, by type of financial instrument, of private fixed-income securities at 31 December 2024, 2023 and 2022, net of impairment losses, is as follows:

EUR million
	2024	2023	2022
Securitised mortgage bonds	10,709	9,310	9,222
Other asset-backed bonds	11,624	10,243	7,120
Floating rate debt	17,323	15,376	12,397
Fixed rate debt	22,175	22,221	17,083
Total	61,831	57,150	45,822
c) Impairment losses
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2024	2023	2022
Balance at beginning of year	286	226	215
Net impairment losses for the yearA	226	24	16
Of which:
Impairment losses charged to income	234	36	30
Impairment losses reversed with a credit to income	(8)	(12)	(14)
Assets written off	(131)	0	0
Exchange differences and other items	(32)	36	(5)
Balance at end of year	349	286	226
Of which:
By geographical location of risk:
European Union	23	22	26
America	326	264	200
A.Of the EUR 226 million corresponding to net provisions for the year ended 31 December 2024 (EUR 24 million and EUR 16 million at 31 December 2023 and 2022, respectively), EUR 227 million relates to financial assets at amortized cost (EUR 23 million and EUR 17 million at 31 December 2023 and 2022, respectively) and EUR -1 million relates to financial assets designated at fair value through other comprehensive income (EUR 1 million and EUR -1 million at 31 December 2023 and 2022, respectively).
At 31 December 2024, 2023 and 2022 the loan loss provision by impairment stage of the assets accounted for under IFRS9 amounted to EUR 39 million, EUR 30 million and EUR 25 million in stage 1, EUR 9 million, EUR 8 million and EUR 2 million in stage 2, and EUR 301 million, EUR 248 million and EUR 199 million in stage 3, respectively.